GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2011
Carrying Amount of Goodwill
The changes in the carrying amount of our goodwill for the years ended December 31, 2011 and 2010 are as follows:

	U.S.	International	Total
	(in thousands)
December 31, 2009	$316,513	$28,846	$345,359
Purchase price allocation and other adjustments, net	3,750	—	3,750
Goodwill acquired during the period	97,784	—	97,784
Impact of foreign currency translation	—	2	2
December 31, 2010	418,047	28,848	446,895
Purchase price allocation and other adjustments, net	16,705	—	16,705
Goodwill acquired during the period	160,297	—	160,297
Impact of foreign currency translation	—	(1,124)	(1,124)
December 31, 2011	$595,049	$27,724	$622,773

Other Intangible Assets
The components of our other intangible assets as of December 31, 2011 and 2010 are as follows:

	December 31, 2011	December 31, 2010
	(in thousands)
Noncompete agreements:
Gross carrying value	$19,242	$15,058
Accumulated amortization	(12,278)	(8,224)
Net carrying value	$6,964	$6,834
Patents, trademarks and tradename:
Gross carrying value	$13,393	$17,461
Accumulated amortization	(655)	(927)
Net carrying value	$12,738	$16,534
Customer relationships and contracts:
Gross carrying value	$101,064	$60,057
Accumulated amortization	(43,098)	(26,059)
Net carrying value	$57,966	$33,998
Developed technology:
Gross carrying value	$7,592	$3,106
Accumulated amortization	(3,393)	(2,476)
Net carrying value	$4,199	$630
Customer backlog:
Gross carrying value	$778	$762
Accumulated amortization	(778)	(607)
Net carrying value	$—	$155
Total:
Gross carrying value	$142,069	$96,444
Accumulated amortization	(60,202)	(38,293)
Net carrying value	$81,867	$58,151

Amortization Expense for Intangible Assets with Determinable Lives
Amortization expense for our intangible assets with determinable lives was as follows:

	Year Ended December 31,
	(in thousands)
	2011	2010	2009
Noncompete agreements	$4,154	$2,707	$3,222
Patents, trademarks and tradename	202	262	489
Customer relationships and contracts	15,830	7,349	8,679
Developed technology	883	752	659
Customer backlog	162	184	167
Total intangible asset amortization expense	$21,231	$11,254	$13,216

Weighted Average Remaining Amortization Periods and Expected Amortization Expense for the Next Five Years for Intangible
The weighted average remaining amortization periods and expected amortization expense for the next five years for our definite lived intangible assets are as follows:

	Weighted average remaining amortization period (years)	Expected Amortization Expense
		2012	2013	2014	2015	2016
		(in thousands)
Noncompete agreements	2.2	$3,854	$1,758	$1,352	$—	$—
Patents, trademarks and tradename	4.3	179	123	123	54	40
Customer relationships and contracts	8.3	18,708	16,866	8,501	5,577	3,530
Developed technology	19.0	221	221	221	221	221
Total intangible asset amortization expense		$22,962	$18,968	$10,198	$5,852	$3,791